Schedule of Investments
January 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.32%
Australia–0.64%
CSL Ltd.	148,661	$30,396,716
Brazil–3.62%
Ambev S.A., ADR	15,174,864	63,127,434
B3 S.A. - Brasil, Bolsa, Balcao	5,671,402	63,830,752
Banco Bradesco S.A., ADR	5,939,109	45,315,402
		172,273,588
Canada–6.16%
Canadian National Railway Co.	1,002,787	93,709,134
CGI, Inc., Class A(a)	1,776,613	136,031,582
Nutrien Ltd.	99,971	4,267,313
Suncor Energy, Inc.	1,941,017	59,327,594
		293,335,623
China–7.75%
Alibaba Group Holding Ltd., ADR(a)	520,629	107,556,745
Kweichow Moutai Co. Ltd., A Shares	241,274	35,891,122
New Oriental Education & Technology Group, Inc., ADR(a)	386,371	46,963,395
Tencent Holdings Ltd.	986,500	46,842,062
Wuliangye Yibin Co. Ltd., A Shares	3,140,176	55,427,830
Yum China Holdings, Inc.	1,779,422	76,639,705
		369,320,859
Denmark–1.62%
Carlsberg A/S, Class B	528,811	77,379,846
France–10.43%
Bureau Veritas S.A.	3,697,282	102,071,276
EssilorLuxottica S.A.	367,711	54,581,963
Pernod Ricard S.A.	370,850	64,319,669
Schneider Electric SE	979,485	98,186,400
Vinci S.A.	941,821	104,324,507
Vivendi S.A.	2,679,735	73,403,870
		496,887,685
Germany–9.80%
Allianz SE	536,223	128,540,237
Beiersdorf AG	252,579	28,693,218
Deutsche Boerse AG	762,788	124,405,934
Knorr-Bremse AG	365,541	39,953,908
SAP SE	1,109,050	145,133,508
		466,726,805
Hong Kong–1.14%
AIA Group Ltd.	5,529,400	54,514,363
Ireland–1.16%
ICON PLC(a)	326,968	55,133,344
Italy–2.36%
FinecoBank Banca Fineco S.p.A.	6,413,359	75,076,486
Mediobanca Banca di Credito Finanziario S.p.A.	3,735,060	37,263,884
		112,340,370
Shares		Value
Japan–9.44%
Asahi Group Holdings Ltd.	2,033,600	$94,492,708
FANUC Corp.	227,612	41,409,614
Hoya Corp.	950,100	91,327,705
Kao Corp.	472,400	37,747,302
Keyence Corp.	152,300	51,638,172
Koito Manufacturing Co. Ltd.	914,300	39,399,112
Komatsu Ltd.	1,715,300	37,689,194
SMC Corp.	128,900	55,772,900
		449,476,707
Macau–1.57%
Galaxy Entertainment Group Ltd.	11,462,090	74,798,673
Mexico–1.96%
Fomento Economico Mexicano S.A.B. de C.V., ADR	719,333	64,862,257
Wal-Mart de Mexico S.A.B. de C.V., Series V	9,850,600	28,594,396
		93,456,653
Netherlands–4.92%
ING Groep N.V.	5,830,187	63,278,259
Prosus N.V.(a)	666,605	48,040,718
Wolters Kluwer N.V.	1,633,791	122,819,146
		234,138,123
Singapore–1.48%
United Overseas Bank Ltd.	3,812,066	70,717,129
South Korea–3.23%
NAVER Corp.	352,069	52,292,842
Samsung Electronics Co. Ltd.	2,173,155	101,701,914
		153,994,756
Spain–1.45%
Amadeus IT Group S.A.	878,992	68,851,404
Sweden–2.46%
Investor AB, Class B	2,140,762	117,355,078
Switzerland–5.44%
Alcon, Inc.(a)	804,007	47,498,340
Julius Baer Group Ltd.(a)	395,996	19,795,700
Kuehne + Nagel International AG	502,009	81,237,392
Novartis AG	1,168,519	110,535,423
		259,066,855
Taiwan–2.37%
Taiwan Semiconductor Manufacturing Co. Ltd.	10,574,887	113,127,270
United Kingdom–10.05%
British American Tobacco PLC	2,036,496	90,023,558
Compass Group PLC	2,204,035	54,589,944
Informa PLC	8,668,133	89,006,193
Melrose Industries PLC	8,088,052	25,004,544
Reckitt Benckiser Group PLC	789,020	65,350,888
RELX PLC	4,054,954	107,681,352

See accompanying notes which are an integral part of this schedule.
Invesco International Growth Fund

Shares		Value
United Kingdom–(continued)
TechnipFMC PLC	2,936,582	$47,144,538
		478,801,017
United States–7.27%
Amcor PLC, CDI	6,263,980	65,295,191
Booking Holdings, Inc.(a)	31,899	58,392,714
Broadcom, Inc.	317,295	96,825,742
Philip Morris International, Inc.	1,518,907	125,613,609
		346,127,256
Total Common Stocks & Other Equity Interests (Cost $3,034,905,059)		4,588,220,120
Money Market Funds–4.36%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(b)	72,320,241	72,320,241
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(b)	52,588,231	$52,609,266
Invesco Treasury Portfolio, Institutional Class, 1.47%(b)	82,651,703	82,651,703
Total Money Market Funds (Cost $207,576,408)		207,581,210
TOTAL INVESTMENTS IN SECURITIES—100.68% (Cost $3,242,481,467)		4,795,801,330
OTHER ASSETS LESS LIABILITIES–(0.68)%		(32,204,294)
NET ASSETS–100.00%		$4,763,597,036
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$30,396,716	$—	$30,396,716
Brazil	172,273,588	—	—	172,273,588
Canada	293,335,623	—	—	293,335,623
China	231,159,845	138,161,014	—	369,320,859
Denmark	—	77,379,846	—	77,379,846
France	—	496,887,685	—	496,887,685
Germany	—	466,726,805	—	466,726,805
Hong Kong	—	54,514,363	—	54,514,363
Ireland	55,133,344	—	—	55,133,344
Italy	—	112,340,370	—	112,340,370
Japan	—	449,476,707	—	449,476,707
Macau	—	74,798,673	—	74,798,673
Mexico	93,456,653	—	—	93,456,653
Netherlands	—	234,138,123	—	234,138,123
Singapore	—	70,717,129	—	70,717,129
South Korea	—	153,994,756	—	153,994,756
Spain	—	68,851,404	—	68,851,404
Sweden	—	117,355,078	—	117,355,078
Switzerland	—	259,066,855	—	259,066,855
Taiwan	—	113,127,270	—	113,127,270
United Kingdom	—	478,801,017	—	478,801,017
United States	280,832,065	65,295,191	—	346,127,256
Money Market Funds	207,581,210	—	—	207,581,210
Total Investments	$1,333,772,328	$3,462,029,002	$—	$4,795,801,330
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco International Growth Fund